Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Long-term Debt [Abstract]
Long-term debt
	December 31, 2013	June 30, 2014
6.5% Senior Secured Notes	$800,000	$800,000
7.25% Senior Unsecured Notes	-	500,000
9.5% Senior Unsecured Notes	500,000	-
Senior Secured Credit Facility	890,000	1,288,421
Term loan B Facility	1,895,250	1,885,750
Less: Deferred financing costs	(92,014)	(76,739)
Total debt	3,993,236	4,397,432
Less: Current portion	(85,401)	(20,880)

Long-term portion	$3,907,835	$4,376,552

Annual principal payments
June 30 , 2015	$ 28,750
June 30, 2016	32,000
June 30, 2017	32,000
June 30, 2018	832,000
June 30, 2019	532,000
June 30, 2020 and thereafter	3,017,421
Total principal payments	4,474,171
Less: Deferred financing costs	(76,739)

Total debt	$ 4,397,432